SUMMARY OF MATURITY OF BANK BORROWINGS (Details)	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 1,418,831
2027	92,502
2028	58,216
2029	7,475
Total Bank Borrowings	$ 1,577,024